REINSURANCE	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
REINSURANCE	REINSURANCE
(a)Reinsurance Assumed
NER SPC and NER Ltd. are the reinsurers of the Company’s operations. The reinsurance transactions are majorly structured as Modco arrangements with reinsurance funds withheld.
The following table summarized the Company’s reinsurance funds withheld, deposit liability, policyholders’ account balances and embedded derivatives by accounting classification related to its reinsurance business.

AS OF DEC. 31, 2023 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,538	$5,741	$7,279
Embedded derivatives	6	(52)	(46)
			7,233
Other reinsurance funds withheld[1]			15
Reinsurance funds withheld, total			$7,248

Liability
Policyholders’ account balance, excluding embedded derivatives	$—	$7,530	$7,530
Embedded derivatives	—	232	232
Policyholders’ account balance, total			$7,762

Deposit liability	$1,577	$—	$1,577
1.In addition to NER SPC and NER Ltd., Argo assumes certain forms of casualty risks, primarily asbestos and environmental liabilities, as part of their closed run-off business. Liabilities for such reinsurance assumed are included in “Policy and contract claims” in the statements of financial position. See Note 20 for details.

AS OF DEC. 31, 2022 US$ MILLIONS	Deposit accounting	Interest sensitive investment type	Total
Asset
Reinsurance funds withheld, net	$1,603	$4,055	$5,658
Embedded derivatives	17	137	154
Reinsurance funds withheld, total			$5,812

Liability
Policyholders’ account balance, excluding embedded derivatives	$—	$5,652	$5,652
Embedded derivatives	—	181	181
Policyholders’ account balance, total			$5,833

Deposit liability	$1,657	$—	$1,657
(b)Reinsurance Ceded
The Company also reinsures its business through a diversified group of reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. The Company monitors trends in arbitration and any litigation outcomes with its reinsurers. Collectability of reinsurance balances is evaluated by monitoring ratings and the financial strength of its reinsurers. The effect of reinsurance on net premiums earned and claims incurred and policyholder benefits paid are as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022	2021
Premiums earned:
Gross amounts, including reinsurance assumed	$5,430	$3,662	$1,017
Reinsurance ceded	(1,293)	(651)	(1)
Net premiums earned	$4,137	$3,011	$1,016

Policyholder benefits paid and claims incurred:
Gross amounts, including reinsurance assumed	$(3,378)	$(1,695)	$(90)
Reinsurance ceded	830	384	18
Net benefits paid and claims incurred	$(2,548)	$(1,311)	$(72)